CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 —  CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries, as follows:

		Equity Interests
Consolidated company	Country	Total capital (*)
		2020	2019	2018
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary	Brazil	99.86	99.83	99.83
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.82	99.82	99.78
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	89.26	96.96	91.40
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V. and subsidiaries (5)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (6)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 92.58% in 2020, 98.07% in 2019 and 98.60% in 2018.

(1)	Subsidiaries: Gerdau Ameristeel US Inc., Chaparral Steel Company.
(2)	Subsidiary: Gerdau Açominas Overseas Ltd., G2L Logistica Ltda. and Siderúrgica Latino-Americana S.A..
(3)	Subsidiary: Gerdau MacSteel Inc.
(4)	Fixed-income investment fund managed by Bank JP Morgan S.A.
(5)	Subsidiary: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..
(6)	Subsidiary: Siderco S.A.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
		Total capital(*)
Joint ventures	Country	2020	2019	2018
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	70.00	70.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.87	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	27.50	27.50

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

The summarized financial information of these joint ventures, accounted for under the equity method, is shown on a combined basis as follows:

	Joint ventures
	2020	2019	2018
Net income (loss)	249,158	(21,548)	(16,403)
Total comprehensive income (loss)	249,158	(21,548)	(16,403)

During the year of 2019, the Company made a capital increase in the company Gerdau Corsa S.A.P.I. of C.V. in the amount of R$ 463,990, which resulted in the change of the participation held by the Company in this company to 70.00%, remaining as a joint venture, according to the shareholders' agreement.

3.3 — Associate companies

Listed below are the interests in associate companies:

		Equity interests
		Total capital (*)
Associate companies	Country	2020	2019	2018
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V.	Mexico	-	-	49.00

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Although the Company owns more than 50% of Dona Francisca Energética S.A., it does not consolidate the financial statements of this associate because of the veto rights granted to minority shareholders that prevent the Company from controlling the decisions in conducting the associate’s business.

The summarized financial information of the associate companies, accounted for under the equity method, is shown on a combined basis as follows:

	Associate Companies
	2020	2019	2018
Net income	42,008	31,249	31,806
Total comprehensive income	42,008	31,249	31,806

During the year of 2019 the associate company Corsa Controladora, S.A. de C.V. was merged into the joint venture Gerdau Corsa S.A.P.I. de C.V.

3.4 — Acquisition of subsidiary

On November 30, 2020, the Company, through its subsidiary Gerdau Aços Longos SA, concluded, after complying with the respective precedent conditions, including the approval of the Administrative Council for Economic Defense - CADE, the acquisition of 96.35% of the total and voting shares issued by Siderúrgica Latino-Americana S.A. (“Silat”) for R$ 475,961, using cash resources. Silat is in Caucaia, in the metropolitan region of Fortaleza, State of Ceará and has an annual installed capacity of 600 thousand tons (unaudited) of long steel rolled. Through this transaction, Gerdau reinforces its long-term strategy and its position in the steel value chain through investments and acquisitions. The addition of this new unit helps the Company in the supply equation for the Brazilian market as a whole, as it is associated with our other capacities in the Northeast and Southeast regions, allowing for more optimized conditions of supply to our customers throughout the country.

The Company concluded the fair value assessment of the assets and liabilities of Silat and the following table summarizes the fair value of such assets and liabilities at the date of business combination:

Fair value of the acquisition

Cash and cash equivalents	33,419
Trade accounts receivable - net	13,190
Inventories	24,160
Other current assets	11,091
Property, plant and equipment	486,757
Other non-current assets	34,410
Current liabilities	(26,638)
Deferred income taxes	(86,093)
Other non-current liabilities	(359)
Non-controlling interest	(11,495)
Assets (Liabilities)	478,442
Bargain purchase	(2,481)
Net assets	475,961

Amounts related to net sales and accounts receivables, attributed to Silat and included in the Company’s Consolidated Financial Statements since the acquisition date are not material. Silat, since the acquisition date until December 31, 2020, did not generate significant amounts of net sales and net income. In addition, the amount of net sales and net profit generated by this entity during the period ended December 31, 2020, had it been acquired at the beginning of that period, would not have been material. The negative goodwill of R$ 2,481 was recorded in the Other operating income line in the Statements of Income.

3.5 - Total purchase price considered for the 2020 acquisition

Subsidiary acquired	2020
Siderúrgica Latino-Americana S.A.	475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
442,542

3.6 — Gains and losses on assets held for sale and sales of interest in subsidiaries

On March 30, 2018, the Company completed the sale of its wire rod mill located in Beaumont, Texas, and the Beaumont Wire Products and Carrollton Wire Products processing units for Optimus Steel LLC for US$ 99.5 million (equivalent to R$ 330.7 million). The mill has a melt shop capable of rolling wire rod and rebar in roll.

On June 29, 2018, the Company concluded the sale of 100% of the shares of Aza Participações SpA and its subsidiaries, Gerdau AZA SA; Aceros Cox SA; Armacero - Matco SA; and Salomon Sack S.A., for the group of Chilean investors formed by Ingeniería e Inversiones Limitada; Inversiones Reyosan SpA; Los Andes SA de Inversiones and Matco Cables SpA. This sale includes three production plants of long recycled steel per year and its distribution network in Chile, which were presented until the conclusion of the sale within the South American Segment. The transaction value attributed corresponds to US$ 154.1 million (equivalent to R$594.2 million on the date of the conclusion of the sale).

On July 31, 2018, the Company concluded the sale of its two hydroelectric plants in Goiás for R$ 835 million to Kinross Brasil Mineração, a wholly owned subsidiary of Kinross Gold Corporation. The Caçu and Barra dos Coqueiros plants were inaugurated in 2010.

On October 31, 2018, the Company concluded the sale of its participation interest in Gerdau Hungria KFT Y CIA Sociedad Regular Colectiva, a subsidiary of the Company located in Spain and owner of 98,89% of Gerdau Steel India Ltd. shares, to Blue Coral Investment Holdings Pte. Ltd and Mountainpeak Investment Holdings Ltd.. The transaction perimeter involves 100% of the operations and assets in India, including the special steels industrial unit located in Tadipatri. The enterprise value of the transaction corresponds to US$ 120 million (equivalent to R$ 490.2 million on the signing date of the agreement). The transaction will enable Gerdau to focus more on managing its strategic assets in the Americas, where its key markets, Brazil and the United States, are located.

On November 5, 2018, the Company concluded the sale of its four rebar-producing mills, as well as steel cutting and bending units and distribution centers in the United States to Commercial Metals. The agreement includes the Jacksonville (Florida), Knoxville (Tennessee), Rancho Cucamonga (California) and Sayreville (New Jersey), as well as all of Gerdau’s U.S. rebar fabrication facilities, presented within the North America Segment up to the conclusion of the sale. The enterprise value of the transaction is US$ 600 million (equivalent to R$ 2,222.9 million) as well as working capital adjustments.

As a result of the transactions above, the Company recognized an expense of R$ 414.5 million in 2018 in the line of Gains and losses on assets held for sale and sales of interest in subsidiaries in its Income Statement.